COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments for Capital Leases

The following is a schedule of future minimum lease payments due under capital lease obligations as of December 31, 2012 (in thousands):

2013	$1,794
2014	755
2015	90

Total minimum lease payments	2,639
Less: amounts representing interest	(136)

Present value of minimum lease payments	2,503
Less: current portion	(1,686)

Capital lease obligation, long-term	$817

Schedule of Capital Leased Assets

The following assets are capitalized under capital leases at the end of each period presented (in thousands):

	December 31,
	2011	2012
Equipment and hardware	$34,630	$35,322
Furniture and fixtures	334	334

Subtotal	34,964	35,656
Less: accumulated amortization	(31,308)	(33,708)

Net assets under capital leases	$3,656	$1,948

Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum lease payments under noncancelable operating leases as of December 31, 2012, are as follows (in thousands):

2013	$13,074
2014	12,014
2015	11,220
2016	9,926
2017	9,441
Thereafter	27,945

$83,620